CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts receivable trade, allowance	$ 32,941	$ 26,119
Advances to suppliers - current, allowance	5,705	6,482
Advances to suppliers - non-current, allowance	$ 13,057	$ 13,045
Common share, par value (in dollars per share)	$ 0	$ 0
Common shares, shares issued (in shares)	58,496,685	57,830,149
Common shares, shares outstanding (in shares)	58,496,685	57,830,149
Cash and cash equivalents
Consolidated variable interest entities, Assets	$ 33,993	$ 4,066
Restricted cash
Consolidated variable interest entities, Assets	0	25,958
Accounts receivable trade
Consolidated variable interest entities, Assets	2,787	0
Value added tax
Consolidated variable interest entities, Assets	4,772	0
Advances to suppliers
Consolidated variable interest entities, Assets	16	0
Project assets
Consolidated variable interest entities, Assets	171,898	114,440
Prepaid expenses and other current assets
Consolidated variable interest entities, Assets	12,605	2,249
Prepaid land use rights
Consolidated variable interest entities, Assets	22,927	689
Other non-current assets
Consolidated variable interest entities, Assets	2,708	5,834
Short-term borrowings
Consolidated variable interest entities, Liabilities	214,128	69,811
Accounts payable
Consolidated variable interest entities, Liabilities	0	29,813
Due to related parties
Consolidated variable interest entities, Liabilities	272	0
Other payables, current
Consolidated variable interest entities, Liabilities	0	22
Other current liabilities
Consolidated variable interest entities, Liabilities	7,863	0
Other non-current liabilities
Consolidated variable interest entities, Liabilities	$ 6,777	$ 0